Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and contingencies
Schedule of committed expenditures

			Commitment
	Commitment		expenditures
	expenditures in U.S.		equivalent in
	dollars		Mexican pesos(1)
2021	US$	40,213	Ps.	802,197
2022		138,919		2,771,253
2023		265,836		5,303,083
2024		705,331		14,070,437
2025 and thereafter		3,221,596		64,266,652
	US$	4,371,895	Ps.	87,213,622
(1)	Using the exchange rate as of December 31, 2020 of Ps.19.9487.

Schedule of future minimum lease payments

	Aircraft sale prices estimated
	in U.S. dollars		in Mexican pesos (1)
2021	US$	209,500	Ps.	4,179,253
2022		547,328		10,918,482
	US$	756,828	Ps.	15,097,735
(1)	Using the exchange rate as of December 31, 2020 of Ps.19.9487.

Summary of future lease payments from sale and leaseback

	Aircraft leases
	in U.S. dollars		in Mexican pesos (1)
2021	US$	9,720	Ps.	193,901
2022		47,972		956,979
2023		63,222		1,261,197
2024		63,222		1,261,197
2025 and thereafter		574,529		11,461,107
	US$	758,665	Ps.	15,134,381
(1)	Using the exchange rate as of December 31, 2020 of Ps.19.9487.